Share-Based Compensation - Schedule of Estimated Fair Value of Share-Based Awards on Respective Grant Dates using Binomial Option Pricing Model (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of ordinary share	$ 87.39
Risk-free interest rates	1.96%
Expected exercise multiple	2.2
Expected volatility	53.00%
Expected dividend yield	0.00%	0.00%	0.00%
Weighted average fair value per option granted	$ 45.26	$ 52.60	$ 30.23
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of ordinary share		$ 63.91	$ 45.36
Risk-free interest rates, Minimum		2.42%	2.30%
Expected exercise multiple		2.2	2.2
Expected volatility, Minimum		52.00%	57.00%
Weighted average fair value per option granted		$ 40.71	$ 27.05
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of ordinary share		$ 98.31	$ 54.84
Risk-free interest rates, Maximum		3.09%	2.44%
Expected exercise multiple		2.8	2.8
Expected volatility, Maximum		60.00%	60.00%
Weighted average fair value per option granted		$ 78.09	$ 33.73